Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 3,449,348.2
Over one year through five years	4,812,219.2
Over five years	849,897.2
Total gross loans	9,111,464.6	$ 131,744.7	₨ 7,376,179.0
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,537,701.3
Over one year through five years	899,447.4
Over five years	436,412.3
Total gross loans	2,873,561.0	41,549.6	2,162,814.4
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,911,646.9
Over one year through five years	3,912,771.8
Over five years	413,484.9
Total gross loans	₨ 6,237,903.6	$ 90,195.1	₨ 5,213,364.6